Supplemental Financial Information - Lease expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Financial Information [Abstract]
Accretion expense on lease liabilities	$ (82)	$ (27)
Expenses relating to short-term leases	(6,189)	(5,753)
Expenses relating to non-short term low-value leases	(3)
Lease related expense-gross	$ (6,274)	$ (5,780)